TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income (loss) from continued operations before taxes as reported in the statements of operations	$ 3,402	$ (4,460)	$ 5,085
Tax rate	26.50%	25.00%	25.00%
Theoretical tax benefit	902	(1,115)	1,271
Increase (decrease) in taxes:
Non-deductible items	746	119	159
Losses and other items for which a valuation allowance was provided	939	1,494	120
Adjustment of deferred tax balances following a changes in tax rates		(266)
Realization of carry forward tax losses for which valuation allowance was provided	(2,382)		(1,097)
Changes in valuation allowance	(1,034)
Tax rate differences in subsidiaries	571	(1)	181
Provision for uncertain tax positions	55	(55)	409
Taxes in respect of prior years		(3)	2
Tax withheld against which valuation allowance was provided this year	391	266	121
Investment tax credit	(160)	(236)	(151)
Other	54	(134)	(24)
Total taxes on income	$ 82	$ 69	$ 991